Basis of Preparation of the Financial Statements (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
2G and 3G frequencies [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	Frequencies at least for the next 10 years
Cellular license [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	until 2022
Extended Period for Cellular license [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	6-year
Additional period for frequencies [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	Additional period of ten years, starting from the beginning of the second quarter of 2017 and ending in 2028 (instead of 18-20 years ending in 2022, as originally estimated).
Internet Services [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Estimated useful life	Estimated useful life of these items has been re-evaluated for the first time, starting from the beginning of the fourth quarter of 2017 to 3-6 years from their purchase date (instead of 2-3 years, as originally estimated).